Commitments and Contingencies - Operating Lease Commitments and Capital Expenditures (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Future minimum obligations for operating leases
2018	¥ 73,275
2019	43,145
2020	1,929
2021	510
Total	118,859
Rent expense	79,453	¥ 78,255	¥ 74,275
Capital expenditure
Amount contracted for capital expenditure on machinery and equipment	¥ 1,640,260